UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Wallington Asset Management, LLC
Address:  8900 Keystone Crossing, Suite 1015
          Indianapolis, IN  46240


Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Enrique Rendon
Title:    Chief Compliance Officer
Phone:    317-575-8670

Signature, Place, and Date of Signing:

      /s/ Enrique Rendon            Indianapolis, IN           October 21, 2011
      ------------------            ----------------           ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          141
                                         -----------

Form 13F Information Table Value Total:  $   159,917
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1              COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
--------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
         NAME OF ISSUER            CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ------- ------ ----
3M Company                        COM       88579Y101        3,489       48,602  SH         Sole                  48,602
A F L A C Inc.                    COM       001055102        2,522       72,169  SH         Sole                  72,169
AT&T Inc.                         COM       00206R102        4,299      150,722  SH         Sole                 150,722
Abbott Laboratories               COM       002824100           26          500  SH         Sole                     500
Alcoa Inc.                        COM       013817101            4          400  SH         Sole                     400
Allstate Corp                     COM       020002101            7          306  SH         Sole                     306
American Express Co.              COM       025816109           18          400  SH         Sole                     400
American Tower Corporation        COM       029912201        1,979       36,790  SH         Sole                  36,790
Amgen Inc.                        COM       031162100        3,272       59,532  SH         Sole                  59,532
Anglo American PLC - Unsponsor    COM       03485P201           38        2,184  SH         Sole                   2,184
Anglogold Ashanti Ltd New ADR     COM       035128206           17          400  SH         Sole                     400
Apple Inc.                        COM       037833100           15           40  SH         Sole                      40
Atmel Corp.                       COM       049513104            5          600  SH         Sole                     600
Automatic Data Processing Inc.    COM       053015103           19          400  SH         Sole                     400
Bank of America Corp              COM       060505104            7        1,192  SH         Sole                   1,192
Bank of New York Co., Inc.        COM       064058100            4          241  SH         Sole                     241
Baxter International Inc.         COM       071813109        2,071       36,894  SH         Sole                  36,894
Berkshire Hathaway Inc. Class     COM       084670702           53          742  SH         Sole                     742
Boeing Co.                        COM       097023105          530        8,766  SH         Sole                   8,766
Bristol-Myers Squibb Co.          COM       110122108        4,141      131,949  SH         Sole                 131,949
CBS Corp                          COM       124857202           23        1,129  SH         Sole                   1,129
CVS/Caremark Corp.                COM       126650100        4,394      130,822  SH         Sole                 130,822
Canadian Natural Resources Ltd    COM       136385101          222        7,600  SH         Sole                   7,600
Caterpillar Inc.                  COM       149123101          106        1,440  SH         Sole                   1,440
Cenovus Energy Inc.               COM       15135U109        1,561       50,837  SH         Sole                  50,837
Chevron Corp.(formerly Chevron    COM       166764100           93          995  SH         Sole                     995
Chiquita Brands International,    COM       170032809            0            7  SH         Sole                       7
Cisco Systems Inc.                COM       17275R102        2,671      172,341  SH         Sole                 172,341
Coach, Inc.                       COM       189754104        5,639      108,800  SH         Sole                 108,800
Colgate Palmolive Co.             COM       194162103        6,216       70,097  SH         Sole                  70,097
Comcast Corp. New Class A         COM       20030n101          191        9,126  SH         Sole                   9,126
ConocoPhillips                    COM       20825C104        2,135       33,720  SH         Sole                  33,720
Corn Products Intl Inc            COM       219023108            4          100  SH         Sole                     100
Covidien Plc.                     COM       G2554F105          293        6,644  SH         Sole                   6,644
Crane Corp.                       COM       224399105           43        1,200  SH         Sole                   1,200
C T I Group Holdings Inc          COM       126431105            3       31,570  SH         Sole                  31,570
Cubic Corporation                 COM       229669106           47        1,208  SH         Sole                   1,208
Cummins Inc.                      COM       231021106          229        2,800  SH         Sole                   2,800
Cytec Industries, Inc.            COM       232820100           15          426  SH         Sole                     426
Danaher Corp.                     COM       235851102           12          280  SH         Sole                     280
Devon Energy Corp. New            COM       25179M103            4           75  SH         Sole                      75
Disney (Walt)                     COM       254687106        4,537      150,434  SH         Sole                 150,434
Dover Corp.                       COM       260003108            5          110  SH         Sole                     110
Dow Chemical                      COM       260543103           27        1,200  SH         Sole                   1,200
Duke Energy Holding Corp.         COM       26441C105            7          363  SH         Sole                     363
E M C Corp.-Mass                  COM       268648102        5,161      245,871  SH         Sole                 245,871
Edison International              COM       281020107           34          900  SH         Sole                     900
Electronic Arts                   COM       285512109            2          122  SH         Sole                     122
Eli Lilly & Co.                   COM       532457108          300        8,547  SH         Sole                   8,547
EnCana Corp.                      COM       292505104        1,135       59,062  SH         Sole                  59,062
Express Scripts Inc.              COM       302182100            9          250  SH         Sole                     250
Exxon Mobil Corp.                 COM       30231G102        3,059       42,117  SH         Sole                  42,117
Firstenergy Corp.                 COM       337932107           88        1,970  SH         Sole                   1,970
Fiserv Inc.                       COM       337738108            9          170  SH         Sole                     170
Freeport-McMoran Copper & Gold    COM       35671D857            3          110  SH         Sole                     110
General Dynamics Corp.            COM       369550108           28          500  SH         Sole                     500
General Electric Co.              COM       369604103           31        2,090  SH         Sole                   2,090
General Mills                     COM       370334104          115        3,000  SH         Sole                   3,000
Goldman Sachs Group Inc.          COM       38141G104        1,756       18,572  SH         Sole                  18,572
Groupe Bruxelles Lambert          COM       012729626           64          900  SH         Sole                     900
Halliburton Co. Holding Co.       COM       406216101            9          290  SH         Sole                     290
Hanesbrands, Inc.                 COM       410345102          156        6,234  SH         Sole                   6,234
Hanover Ins Group Inc Com         COM       410867105           11          304  SH         Sole                     304
Harley Davidson Inc.              COM       412822108            2           60  SH         Sole                      60
Health Net Inc.                   COM       42222G108            6          260  SH         Sole                     260
Heartland Partners L.P.           COM       422357103            0           50  SH         Sole                      50
Home Depot Inc.                   COM       437076102        4,374      133,080  SH         Sole                 133,080
Honeywell International, Inc.     COM       438516106        4,005       91,207  SH         Sole                  91,207
ITT Industries Inc.               COM       450911102           91        2,164  SH         Sole                   2,164
Idex Corp.                        COM       45167R104           56        1,800  SH         Sole                   1,800
Illinois Tool Works, Inc.         COM       452308109            8          200  SH         Sole                     200
Intel Corp.                       COM       458140100        3,105      145,523  SH         Sole                 145,523
International Business Machine    COM       459200101        7,138       40,820  SH         Sole                  40,820
Johnson & Johnson                 COM       478160104        3,815       59,892  SH         Sole                  59,892
Kellogg Co                        COM       487836108          117        2,200  SH         Sole                   2,200
Kimberly-Clark Corp.              COM       494368103        5,183       72,993  SH         Sole                  72,993
Kohl's Corporation                COM       500255104        3,483       70,930  SH         Sole                  70,930
Korea Electric Power Corp. ADR    COM       500631106           23        2,700  SH         Sole                   2,700
Legg Mason Inc.                   COM       524901105            2           60  SH         Sole                      60
Lincoln National Corp.-Ind        COM       534187109            1           70  SH         Sole                      70
Linear Technology Corp.           COM       535678106            8          300  SH         Sole                     300
Lowe's Companies Inc.             COM       548661107            2          110  SH         Sole                     110
Manpower Inc.                     COM       56418H100            4          105  SH         Sole                     105
Marathon Oil Corp. (formerly U    COM       565849106           30        1,400  SH         Sole                   1,400
Marathon Petroleum Corp.          COM       56585A102           19          700  SH         Sole                     700
Martin Marietta Materials Inc.    COM       573284106           44          700  SH         Sole                     700
McCormick & Co.                   COM       579780206           92        2,000  SH         Sole                   2,000
MeadWestvaco Corp.                COM       583334107          252       10,254  SH         Sole                  10,254
Medco Health Solutions, Inc.      COM       58405U102           55        1,170  SH         Sole                   1,170
Medtronic Inc.                    COM       585055106        2,925       87,993  SH         Sole                  87,993
Merck & Company Inc.              COM       58933Y105          110        3,349  SH         Sole                   3,349
Metlife, Inc.                     COM       59156R108        1,704       60,832  SH         Sole                  60,832
Micron Technology                 COM       595112103            3          500  SH         Sole                     500
Microsoft Corp.                   COM       594918104        4,527      181,895  SH         Sole                 181,895
NIKE, Inc. 'B'                    COM       654106103          137        1,600  SH         Sole                   1,600
NV Energy, Inc. fka Sierra Pac    COM       67073Y106           44        3,000  SH         Sole                   3,000
National Oilwell Varco, Inc.      COM       637071101            6          120  SH         Sole                     120
News Corporation                  COM       65248E104           91        5,870  SH         Sole                   5,870
Norfolk Southern Corp.            COM       655844108            5           81  SH         Sole                      81
Oneok Inc New                     COM       682680103           13          200  SH         Sole                     200
Oracle Corp.                      COM       68389X105        5,004      174,117  SH         Sole                 174,117
Pepsico, Inc.                     COM       713448108        5,423       87,607  SH         Sole                  87,607
Pfizer, Inc.                      COM       717081103           14          788  SH         Sole                     788
Plum Creek Timber Co. Inc.        COM       729251108           35        1,000  SH         Sole                   1,000
Praxair Inc.                      COM       74005P104        3,923       41,971  SH         Sole                  41,971
Procter & Gamble Co.              COM       742718109           13          200  SH         Sole                     200
QEP Resources, Inc.               COM       74733V100        1,615       59,657  SH         Sole                  59,657
Questar Corp.                     COM       748356102        1,462       82,567  SH         Sole                  82,567
Rayonier Inc.                     COM       754907103           98        2,654  SH         Sole                   2,654
Roche Holdings, Ltd. ADR          COM       771195104        2,786       68,811  SH         Sole                  68,811
Ryder Systems Inc.                COM       783549108           27          729  SH         Sole                     729
SPDR S&P 500 Trust                COM       78462F103          780        6,892  SH         Sole                   6,892
Schlumberger Ltd.                 COM       806857108           72        1,200  SH         Sole                   1,200
Sherwin Williams Co.              COM       824348106           48          650  SH         Sole                     650
St. Jude Medical Inc.             COM       790849103           42        1,165  SH         Sole                   1,165
Starwood Hotels & Resorts Worl    COM       85590A401           39          993  SH         Sole                     993
TJX Companies                     COM       872540109           25          447  SH         Sole                     447
TMX Group Inc.                    COM       87261x108           64        1,625  SH         Sole                   1,625
Teva Pharmaceutical ADR           COM       881624209        2,245       60,310  SH         Sole                  60,310
Texas Instruments Inc.            COM       882508104           13          490  SH         Sole                     490
Thermo Fisher Scientific Inc.     COM       883556102            6          115  SH         Sole                     115
Transocean, Ltd.                  COM       H8817H100          146        3,048  SH         Sole                   3,048
Tyco International, Ltd.          COM       h89128104          239        5,875  SH         Sole                   5,875
United Technologies Corp.         COM       913017109        4,743       67,404  SH         Sole                  67,404
V F Corp.                         COM       918204108        4,363       35,900  SH         Sole                  35,900
Valero Energy Corp. new           COM       91913Y100            2          110  SH         Sole                     110
Varian Medical Systems            COM       92220P105           52        1,000  SH         Sole                   1,000
Vectren Corporation               COM       92240G101           27        1,000  SH         Sole                   1,000
Viacom Inc. Class B               COM       92553p201           44        1,129  SH         Sole                   1,129
Wal-Mart Stores Inc.              COM       931142103           10          185  SH         Sole                     185
Waste Management, Inc.            COM       94106L109            4          120  SH         Sole                     120
WellPoint Inc.                    COM       94973V107           52          800  SH         Sole                     800
Wells Fargo & Co.                 COM       949746101        1,224       50,731  SH         Sole                  50,731
Zimmer Holdings, Inc.             COM       98956P102            4           75  SH         Sole                      75
SPDR Gold Trust                   ETF       78463v107       10,905       68,992  SH         Sole                  68,992
iShares MSCI EAFE Index           ETF       464287465        7,270      152,153  SH         Sole                 152,153
iShares MSCI Emerging Markets     ETF       464287234          908       25,873  SH         Sole                  25,873
iShares Russell 1000 Growth In    ETF       464287614           11          200  SH         Sole                     200
iShares Russell 1000 Value Ind    ETF       464287598            8          150  SH         Sole                     150
iShares Russell 2000 Index Fun    ETF       464287655        1,728       26,877  SH         Sole                  26,877